Concentration of Credit Risk and Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Percentage of revenue earned from major customers
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%
The following table summarizes the percentage of revenue earned from those customers in each segment that exceed 10% or greater of the Partnership's consolidated segment revenue for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Gathering and Processing:
Customer A	40%	55%	34%
Customer B	12%	16%	30%
Customer C	11%	—%	—%
Customer D	—%	—%	10%
Other	37%	29%	26%
Total	100%	100%	100%
Transmission:
Customer E	22%	22%	31%
Customer F	50%	57%	43%
Customer G	10%	—%	10%
Other	18%	21%	16%
Total	100%	100%	100%